Note 7 - Investments in Associate ("Minera Juancipio S.A. DE C.V.") (Details Textual)						12 Months Ended
	Nov. 28, 2017 USD ($)	Mar. 04, 2016 USD ($)	Mar. 04, 2016 USD ($)	Jul. 01, 2005 USD ($)	Jul. 16, 2003	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2008
Statement Line Items [Line Items]
Issue of equity						$ 47,935,000	$ 70,654,000
Proceeds from issuing shares	$ 48,158,000	$ 74,757,000	$ 9,751,000				65,006,000
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member]
Statement Line Items [Line Items]
Option to obtain increased percentage of a property				56.00%
Expense arising from exploration for and evaluation of mineral resources				$ 5,000,000
Term of exploration and evaluation of mineral resources				4 years
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member]
Statement Line Items [Line Items]
Issue of equity				$ 1,000,000
Number of tranches to buy common shares from an associate				2
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche one [member]
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 500,000
Juanicipio property [member] | Industrias Penoles, S.A. de C.V. [member] | MAG Silver Corporation [member] | Common shares in tranche two [member]
Statement Line Items [Line Items]
Proceeds from issuing shares				$ 500,000
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Expense arising from exploration for and evaluation of mineral resources						$ 34,192,000	$ 14,821,000
Proportion of ownership interest in associate						44.00%		44.00%
Percentage of loss in an associate during the period						44.00%
Joint venture direct operating expenses						$ 0
Joint venture direct income						$ 0
Minera Juanicipio, S.A. de C.V. [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Proportion of ownership interest in associate								56.00%
MAG Silver Corporation [member] | Fresnillo PLC [member]
Statement Line Items [Line Items]
Fresnillo investment in MAG Silver Corp. common shares						11.40%
Juanicipio property [member]
Statement Line Items [Line Items]
Interest in Juanicipio property prior to joint venture agreement					100.00%